Concentration Risk (Tables)	9 Months Ended
Sep. 30, 2025
Concentration Risk [Abstract]
Schedule of Concentration Risk

The following table sets forth a summary of single customer who represent 10% or more of the Group’s total revenue.

	For the nine months ended September 30,
	2024	2025
Percentage of the Group’s total revenue
Customer A	14%	10%
Customer B	20%	23%
Customer C	16%	15%

The following table sets forth a summary of single customer who represent 10% or more of the Group’s total accounts receivable:

	December 31,	September 30,
	2024	2025
Percentage of the Group’s accounts receivable
Customer D	10%	12%
Customer E	22%	14%
Customer F	15%	13%
Customer G	16%	10%

The following table sets forth a summary of each supplier who represent 10% or more of the Group’s total purchase:

	For the nine months ended September 30,
	2024	2025
Percentage of the Group’s total purchase
Supplier A	14%	15%
Supplier B	14%	15%
Supplier C	*	12%

*	represent percentage less than 10%